WARRANT LIBILITY (Schedule of Assumptions Used to Estimate Fair Value of Warrants Using the Monte Carlo Simulation) (Details) (Warrant [Member], USD $)	0 Months Ended	12 Months Ended
	Sep. 16, 2013	Dec. 31, 2014	Dec. 31, 2013
Warrant [Member]
Assumptions to estimate the fair value of warrants
Stock price (in dollars per share)	$ 4.27	$ 1.41	$ 3.45
Exercise price (in dollars per share)	$ 6.04	$ 6.04	$ 6.04
Annual dividend yield (as a percent)
Time to maturity	4 years	2 years 8 months 12 days	3 years 8 months 12 days
Risk-free interest rate (as a percent)	122.00%	0.96%	111.00%
Expected volatility (as a percent)	8280.00%	83.00%	8560.00%